SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Schedule of Estimated Revenue Expected to be Recognized in Future Periods
The aggregate amount of the transaction price allocated to performance obligations that are unsatisfied (or partially unsatisfied) as of June 30, 2018 is $9,012. This amount consists of maintenance and support for contracts that have original expected durations of more than 12 months. The Company expects to recognize such amount as follows:

	Second half of 2018	2019	2020	2021	2022	2023	Total
Maintenance and services	$1,668	$3,342	$2,148	$934	$505	$415	$9,012